Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Non Current Assets Held For Sale And Discontinued Operations Text Block Abstract
Schedule of financial performance information
	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Revenue from external customers	$—	$718,656
Interest income	—	8
Other income	—	140,816
Product costs	—	(589,570)
Administration expense	—	(38,985)
Advertising and promotion	—	(218,865)
Depreciation	—	(14,854)
Amortisation	—	(21,688)
Loss on disposal of property, plant and equipment	—	(13,654)
Impairment cost	—	(82,989)
Occupancy expenses	—	(81,493)
Salaries and employee benefit expense	—	(565,734)
Loss before income tax	—	(768,352)
Income tax benefit	—	—
Loss after income tax from discontinued operations	$—	$(768,352)

Carrying amounts of assets and liabilities disposed

Cash	$—	$17,970
Inventories	—	6,000
Other current assets	—	6,100
Trade and other payables	—	(793)
Total proceeds from sale	$—	$29,277

Schedule of plant and equipment
Original Cost	Accumulated Depreciation	Book value prior to impairment
$76,136	$(32,221)	$43,915	(A)

Original cost	Accumulated Amortisation	Book value prior to impairment
$116,731	$(89,042)	$27,689	(B)

	Original book value	Recoverable amount	Book value prior to impairment
	$11,635	$(250)	$11,385	(C)
Impairment cost (A+B+C)			$82,989